Note 19 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other current liabilities [text block]
	December 31, 2019	December 31, 2018
Trade payables	$23,984	$26,420
Trade related accruals	12,314	9,351
Payroll and related benefits	19,059	11,255
Environmental duty	1,483	1,536
Other accrued liabilities	2,283	1,621
	$59,123	$50,183